Gain and Loss Activity Related to Derivative Financial Instruments Designated as Effective Hedges (Detail) (Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income	$ 5.9		$ (19.6)		$ (8.3)
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in OCI (effective portion)	2.8	[2]	(0.6)	[2]	(4.5)	[2]
Gain/(Loss), Reclassified from AOCI to Income	5.9		(19.6)		(8.3)
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in OCI (effective portion)	(3.8)	[2]	(3.1)	[2]	9.9	[2]
Gain/(Loss), Reclassified from AOCI to Income					1.9
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in OCI (effective portion)	6.6	[2]	2.5	[2]	(14.4)	[2]
Gain/(Loss), Reclassified from AOCI to Income	5.9		(19.6)		(10.2)
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Gain (Loss) on Derivatives | Sales
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income	(1.8)		(1.0)		(0.7)
Gain (Loss) on Derivatives | Cost of Sales
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income	7.7		(18.6)		(9.5)
Gain (Loss) on Derivatives | SG&A
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Gain (Loss) on Derivatives | Interest Expense
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income					$ 1.9

[1]	Represents portion excluded from effectiveness testing.
[2]	Represents effective portion recognized in Other Comprehensive Income ("OCI").